Loans - Schedule of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Oct. 31, 2019
Disclosure of detailed information about borrowings [line items]
Past due loans	$ 8,575	$ 5,988
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	4,383	3,840
Personal [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	1,422	1,027
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	881	838
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	1,889	$ 1,081
Current [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	6,119
Current [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	2,706
Current [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	1,072
Current [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	639
Current [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	1,702
Later than one months and not later than three months [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	2,382
Later than one months and not later than three months [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	1,677
Later than one months and not later than three months [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	350
Later than one months and not later than three months [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	168
Later than one months and not later than three months [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	187
Later than three months [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	74
Later than three months [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	$ 74